Annual Total Returns- Vanguard Russell 2000 Value Index Fund (ETF) [BarChart] - ETF - Vanguard Russell 2000 Value Index Fund - ETF Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	(5.62%)	17.81%	34.26%	4.07%	(7.59%)	31.55%	7.78%	(12.92%)	22.33%